WARRANTS - Quantitative inputs for Series C-1 Preferred Warrants (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Class of Warrant or Right [Line Items]
Accrued value of warrants	$ 504,117		$ 504,117		$ 2,072,536	$ 1,179,201
Fair value of warrants			$ (1,470,153)	$ 1,592,955	$ 883,573	$ (178,668)	$ (817,618)
Series C-1 Preferred Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	88,361		88,361		88,361	88,361	88,361
Accrued value of warrants	$ 18,556		$ 18,556		$ 153,748	$ 87,477	$ 100,732
Fair value of warrants	$ 31,368	$ (101,615)	$ 135,192	$ (118,404)	$ 66,271	$ 13,254	$ 60,969
Series C-1 Preferred Warrants | Warrants term after the termination of the lease
Class of Warrant or Right [Line Items]
Warrants exercisable term	6 years		6 years		6 years
Series C-1 Preferred Warrants | Warrants term from the date of issuance
Class of Warrant or Right [Line Items]
Warrants exercisable term	10 years		10 years		10 years
Series C-1 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement input					60.0	45.0	45.0
Series C-1 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrants measurement input					1.0	2.0	4.0
Series C-1 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants measurement input					0.1	1.6	2.5